Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Total Revenue	$ 58,458	$ 74,495	$ 122,940	$ 154,914
Asia
Total Revenue	34,722	46,750	72,754	98,740
Europe
Total Revenue	10,536	9,862	22,502	19,118
United States
Total Revenue	$ 13,200	$ 17,883	$ 27,684	$ 37,056